Leases - Schedule of Right of Use Assets and Lease Liabilities (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Operating lease assets	$ 15,704,511	$ 16,407,566	$ 1,460,206
Liabilities
Current operating lease liability	1,518,842	1,318,885	428,596
Non-current operating lease liability	14,447,193	15,262,494	1,066,562
Total obligation	$ 15,966,035	$ 16,581,379	$ 1,495,158